AMOUNTS DUE FROM OTHER RELATED PARTIES - Notes (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AMOUNTS DUE FROM OTHER RELATED PARTIES
Maximum credit period to related parties (in years)	1 year
Sky Solar (Hong Kong) International Co., Ltd. | Mr.Su
AMOUNTS DUE FROM OTHER RELATED PARTIES
Ownership interest in subsidiary (as a percent)	100.00%	100.00%
Sky Solar (Canada) FIT 1 Limited Partnership ("FIT 1") | Mr.Su
AMOUNTS DUE FROM OTHER RELATED PARTIES
Ownership interest in subsidiary (as a percent)	75.00%
China New Era
AMOUNTS DUE FROM OTHER RELATED PARTIES
Proportion of equity interest held	49.00%
Oky Solar Holdings, Ltd. . and its subsidiaries | Sky Solar Japan Co., Ltd.
AMOUNTS DUE FROM OTHER RELATED PARTIES
Proportion of equity interest held	30.00%	30.00%
Sky Global Solar S.A. | Mr.Su
AMOUNTS DUE FROM OTHER RELATED PARTIES
Proportion of equity interest held	40.00%	40.00%
RisenSky Solar and its subsidiaries
AMOUNTS DUE FROM OTHER RELATED PARTIES
Interest on receivables from related parties (as a percent)	3.00%	3.00%
Sky Solar (Hong Kong) International Co., Ltd. | SWL Flash Bright Limited | Mr.Su
AMOUNTS DUE FROM OTHER RELATED PARTIES
Ownership interest in subsidiary (as a percent)	100.00%	100.00%